Commitments and Contingencies - Summary Of Future minimum payments for contractual commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Purchase Obligation, Fiscal Year Maturity [Abstract]
2021	$ 8,228	$ 16,542
2022	27,798	26,606
2023	2,259	813
2024	491	0
2025	0	0
Thereafter	0	0
Total	$ 38,776	$ 43,961